Main items related to operating activities - Valuation allowances and overdue receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Main items related to operating activities
Overdue receivables	$ 4,858	$ 4,987	$ 5,903
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Financial assets at beginning of period	83,240	84,725
Financial assets at end of period	77,261	83,240	84,725
Due in less than 90 days
Main items related to operating activities
Overdue receivables	2,257	2,708	3,211
Due between 90 days and 6 months
Main items related to operating activities
Overdue receivables	364	443	420
Due between 6 and 12 months
Main items related to operating activities
Overdue receivables	1,119	815	993
Due after 12 months
Main items related to operating activities
Overdue receivables	1,118	1,021	1,278
Accounts receivable
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Financial assets at beginning of period	19,281	23,442
Financial assets at end of period	18,559	19,281	23,442
Accounts receivable | Valuation allowance/Cumulative impairments
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Financial assets at beginning of period	(902)	(892)	(826)
Increase (net)	31	(53)	(82)
Currency translation adjustments and other variations	(28)	43	16
Financial assets at end of period	(899)	(902)	(892)
Other current assets | Valuation allowance/Cumulative impairments
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Financial assets at beginning of period	(254)	(273)	(325)
Increase (net)	(22)	1	(7)
Currency translation adjustments and other variations	(20)	18	59
Financial assets at end of period	$ (296)	$ (254)	$ (273)